Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents (notes 3 and 4)	$ 18,752	$ 10,696
Restricted cash	37	35
Short-term investments (notes 3 and 5)	29,054	35,693
Accounts receivable, net	16,430	10,335
Inventories (note 6)	12,588	8,796
Prepaid expenses and other current assets (note 7)	2,548	1,295
Total current assets	79,409	66,850
LONG-TERM INVESTMENTS (notes 3 and 8)	992	4,172
PROPERTY AND EQUIPMENT, NET (notes 9 and 10)	17,266	15,551
OTHER ASSETS (note 11)	4,369	2,426
TOTAL ASSETS	102,036	88,999
CURRENT LIABILITIES
Notes and accounts payable	7,995	4,867
Income tax payable	272	611
Lease liabilities (note 10)	865	827
Accrued expenses and other current liabilities (note 12)	5,934	4,839
Total current liabilities	15,066	11,144
LONG-TERM LIABILITIES
Accrued pension liabilities (note 14)	177	214
Deferred income tax liabilities (note 13)	545	589
Lease liabilities (note 10)	2,091	1,932
Other liabilities	68	65
Total long-term liabilities	2,881	2,800
Total liabilities	17,947	13,944
COMMITMENTS AND CONTINGENCIES (notes 17 and 18)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 shares as of December 31, 2020 and 2019 Outstanding – 1,361,886,000 and 1,314,798,600 shares as of December 31, 2020 and 2019, respectively	33	33
Additional paid-in capital	143,422	143,484
Accumulated deficits	(46,744)	(51,773)
Accumulated other comprehensive income	5,740	4,654
Treasury stock – 307,150,600 and 354,238,000 shares as of December 31, 2020 and 2019, respectively	(18,362)	(21,343)
Total shareholders’ equity	84,089	75,055
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 102,036	$ 88,999